Land Inventories (Details) - Schedule of Detailed Information About the Land Inventories - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2022
Land Inventories (Details) - Schedule of Detailed Information About the Land Inventories [Line Items]
Purchase Price		$ 16,235		$ 42,861
Capitalized costs		837		5,771
Total		17,072		48,632
Debt as of December 31, 2022, net		$ 5,595		$ 26,352
Maple View (see B1 below) [Member]
Land Inventories (Details) - Schedule of Detailed Information About the Land Inventories [Line Items]
Ownership Percentage in the Property		5.00%		5.00%
Profit Participation Percentage	[1]	33.4% right to profits		33.4% right to profits
Status / Stage		Planning and Permits	[1]	Planning and Permits
Acquisition Date		Dec. 29, 2021		Dec. 29, 2021
Purchase Price		$ 3,529		$ 3,529
Capitalized costs		241		932
Total		3,770		4,461
Debt as of December 31, 2022, net		$ 2,107		$ 2,107
Maple Grove (see B2 below) [Member]
Land Inventories (Details) - Schedule of Detailed Information About the Land Inventories [Line Items]
Ownership Percentage in the Property		5.00%		5.00%
Profit Participation Percentage	[1]	38.4% right to profits		38.4% right to profits
Status / Stage		Planning and Permits	[1]	Planning and Permits
Acquisition Date		Dec. 08, 2021		Dec. 08, 2021
Purchase Price		$ 9,005		$ 9,005
Capitalized costs		354		1,143
Total		9,359		10,148
Debt as of December 31, 2022, net		$ 3,015		$ 3,946
Pecan Ranch (see B3 below) [Member]
Land Inventories (Details) - Schedule of Detailed Information About the Land Inventories [Line Items]
Ownership Percentage in the Property		5.00%		5.00%
Profit Participation Percentage	[1]	36.8% right to profits		36.8% right to profits
Status / Stage		Planning and Permits	[1]	Planning and Permits
Acquisition Date		Dec. 10, 2021		Dec. 10, 2021
Purchase Price		$ 3,701		$ 3,701
Capitalized costs		242		1,037
Total		3,943		4,738
Debt as of December 31, 2022, net		$ 473		$ 2,640
Maple Heights (see B4 below) [Member]
Land Inventories (Details) - Schedule of Detailed Information About the Land Inventories [Line Items]
Ownership Percentage in the Property				5.00%
Profit Participation Percentage	[1]			30.7% right to profits
Status / Stage				Planning and Permits
Purchase Price				$ 1,983
Capitalized costs				1,113
Total				3,096
Debt as of December 31, 2022, net				$ 1,198
Maple Woods (see B5 below) [Member]
Land Inventories (Details) - Schedule of Detailed Information About the Land Inventories [Line Items]
Ownership Percentage in the Property				5.00%
Profit Participation Percentage	[1]			36.9% right to profits
Status / Stage				Planning and Permits
Acquisition Date				Apr. 15, 2022
Purchase Price				$ 4,615
Capitalized costs				490
Total				5,105
Debt as of December 31, 2022, net				$ 2,928
Maple Reserve (see B6 below) [Member]
Land Inventories (Details) - Schedule of Detailed Information About the Land Inventories [Line Items]
Ownership Percentage in the Property				5.00%
Profit Participation Percentage	[1]			35.6% right to profits
Status / Stage				Planning and Permits
Acquisition Date				Jul. 06, 2022
Purchase Price				$ 13,847
Capitalized costs				865
Total				14,712
Debt as of December 31, 2022, net				$ 10,433
Maple Park (see B7 below) [Member]
Land Inventories (Details) - Schedule of Detailed Information About the Land Inventories [Line Items]
Ownership Percentage in the Property				5.00%
Profit Participation Percentage	[1]			35.8% right to profits
Status / Stage				Planning and Permits
Acquisition Date				Dec. 12, 2022
Purchase Price				$ 6,181
Capitalized costs				191
Total				6,372
Debt as of December 31, 2022, net				$ 3,100

[1]	The Promote percentage is calculated based on project’s business plan, therefore the actual ultimate percentage may be different from the percentage anticipated in the business plan.